Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

July 31, 2020

FFH-QTLY-0920
1.819942.115

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 94.3%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,127,445
3.375% 8/15/26	680,000	626,028
		1,753,473
Nonconvertible Bonds - 93.9%
Aerospace - 3.2%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	1,500,000	1,417,500
5.375% 5/1/26 (a)	1,620,000	1,681,406
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	795,000	826,800
5.375% 7/15/26 (a)	3,000,000	3,135,000
Moog, Inc. 4.25% 12/15/27 (a)	1,440,000	1,472,098
TransDigm, Inc.:
6.25% 3/15/26 (a)	4,115,000	4,341,325
6.5% 5/15/25	165,000	161,700
7.5% 3/15/27	145,000	147,900
8% 12/15/25 (a)	1,505,000	1,636,688
		14,820,417
Air Transportation - 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	1,220,000	1,320,650
Automotive & Auto Parts - 0.7%
Ford Motor Credit Co. LLC:
3.219% 1/9/22	480,000	474,000
3.339% 3/28/22	360,000	361,800
4.687% 6/9/25	715,000	746,174
5.113% 5/3/29	850,000	906,313
5.125% 6/16/25	530,000	565,017
		3,053,304
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
5.125% 9/30/24	770,000	865,040
5.75% 11/20/25	5,457,000	6,160,534
8% 11/1/31	450,000	622,279
		7,647,853
Broadcasting - 4.4%
Netflix, Inc.:
3.625% 6/15/25 (a)	740,000	784,400
4.375% 11/15/26	610,000	677,332
4.875% 4/15/28	1,370,000	1,592,515
4.875% 6/15/30 (a)	385,000	452,606
5.375% 11/15/29 (a)	845,000	1,023,506
5.875% 11/15/28	695,000	858,325
6.375% 5/15/29	3,215,000	4,083,050
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	2,000,000	2,110,600
4.625% 7/15/24 (a)	430,000	452,790
5% 8/1/27 (a)	2,285,000	2,435,399
5.375% 7/15/26 (a)	2,200,000	2,318,118
5.5% 7/1/29 (a)	3,000,000	3,341,250
		20,129,891
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,320,000	1,359,600
Cable/Satellite TV - 6.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	4,000,000	4,171,956
4.5% 8/15/30 (a)	675,000	715,433
5% 2/1/28 (a)	3,780,000	4,006,800
5.125% 5/1/27 (a)	2,110,000	2,238,578
5.375% 5/1/25 (a)	1,000,000	1,031,250
5.5% 5/1/26 (a)	2,290,000	2,422,362
5.875% 5/1/27 (a)	1,630,000	1,723,725
CSC Holdings LLC:
4.125% 12/1/30 (a)	2,835,000	2,987,381
5.375% 2/1/28 (a)	1,500,000	1,623,750
5.5% 5/15/26 (a)	1,200,000	1,258,500
5.5% 4/15/27 (a)	1,320,000	1,415,700
DISH DBS Corp. 5.875% 11/15/24	1,330,000	1,386,791
Virgin Media Finance PLC 5% 7/15/30 (a)	105,000	109,708
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	100,000	106,990
5.5% 8/15/26 (a)	1,460,000	1,550,943
5.5% 5/15/29 (a)	740,000	806,600
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	318,000
Ziggo BV 5.5% 1/15/27 (a)	3,010,000	3,175,550
		31,050,017
Capital Goods - 1.0%
AECOM:
5.125% 3/15/27	2,000,000	2,197,500
5.875% 10/15/24	2,155,000	2,378,581
		4,576,081
Chemicals - 2.8%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	935,000	979,413
CF Industries Holdings, Inc. 5.15% 3/15/34	1,500,000	1,725,000
Olin Corp.:
5% 2/1/30	1,660,000	1,560,400
5.125% 9/15/27	1,695,000	1,644,150
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	979,880
7% 5/15/25	1,205,000	1,226,088
Valvoline, Inc.:
4.25% 2/15/30 (a)	255,000	268,069
4.375% 8/15/25	1,565,000	1,617,819
4.375% 8/15/25 (a)	925,000	956,219
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	505,000	537,825
5.625% 10/1/24 (a)	1,200,000	1,299,000
		12,793,863
Consumer Products - 0.3%
Match Group Holdings II LLC 4.125% 8/1/30 (a)	265,000	272,950
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	955,000	1,003,944
		1,276,894
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	235,000	245,575
Berry Global, Inc. 4.875% 7/15/26 (a)	635,000	670,719
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,239,225
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	472,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	890,000	903,617
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	824,175
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,215,000	1,294,340
		5,650,301
Diversified Financial Services - 4.2%
FLY Leasing Ltd. 5.25% 10/15/24	1,150,000	929,344
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,610,000	3,682,200
5.25% 5/15/27	5,355,000	5,515,650
6.25% 5/15/26	1,620,000	1,711,967
MSCI, Inc. 4% 11/15/29 (a)	2,000,000	2,150,000
Navient Corp.:
5.5% 1/25/23	835,000	855,875
7.25% 1/25/22	605,000	635,250
7.25% 9/25/23	1,765,000	1,863,752
Springleaf Finance Corp.:
6.875% 3/15/25	1,105,000	1,234,838
7.125% 3/15/26	500,000	586,165
		19,165,041
Diversified Media - 1.0%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,130,000	2,185,955
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,300,000	2,310,120
		4,496,075
Electric Utilities No Longer Use - 0.1%
Pattern Energy Operations LP 4.5% 8/15/28 (a)	365,000	386,900
Energy - 12.5%
Cheniere Energy Partners LP:
5.25% 10/1/25	4,820,000	4,940,500
5.625% 10/1/26	2,620,000	2,767,375
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(c)	1,270,000	1,170,155
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	3,645,000	3,476,492
6.25% 4/1/23	845,000	817,538
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,200,000	1,095,000
5.75% 2/15/28 (a)	150,000	134,295
DCP Midstream Operating LP 5.375% 7/15/25	2,410,000	2,537,778
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(d)	980,000	413,031
9.25% 3/31/22 (a)(d)	95,000	40,138
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	75,000	75,375
5.75% 1/30/28 (a)	735,000	754,294
6.625% 7/15/25 (a)	170,000	178,607
EQM Midstream Partners LP 6.5% 7/1/27 (a)	505,000	556,813
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,070,000	1,083,375
5.625% 2/15/26 (a)	2,310,000	2,396,140
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	695,000	660,236
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	1,360,000	1,343,830
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	88,350
Occidental Petroleum Corp.:
2.9% 8/15/24	860,000	809,217
3.4% 4/15/26	505,000	457,025
3.5% 8/15/29	490,000	435,497
4.2% 3/15/48	390,000	316,992
4.3% 8/15/39	260,000	210,600
4.4% 4/15/46	375,000	305,513
4.4% 8/15/49	505,000	411,277
5.55% 3/15/26	1,275,000	1,279,463
6.2% 3/15/40	255,000	247,350
6.45% 9/15/36	1,340,000	1,340,281
7.5% 5/1/31	1,780,000	1,882,350
7.875% 9/15/31	170,000	180,838
8.875% 7/15/30	580,000	652,500
Parsley Energy LLC/Parsley Finance Corp. 4.125% 2/15/28 (a)	1,000,000	985,000
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	1,000,000	899,290
9.25% 5/15/25 (a)	1,785,000	1,994,702
Rattler Midstream LP 5.625% 7/15/25 (a)	1,290,000	1,360,679
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	50,000	50,813
5.5% 2/15/26	1,010,000	1,035,250
5.875% 3/15/28	1,695,000	1,771,275
6% 4/15/27	25,000	26,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	335,000	337,513
5.125% 2/1/25	780,000	791,700
5.375% 2/1/27	2,245,000	2,319,467
5.875% 4/15/26	1,840,000	1,955,515
6.75% 3/15/24	565,000	578,391
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	1,205,000	1,263,202
4.75% 1/15/30 (a)	130,000	141,050
5% 1/31/28 (a)	1,125,000	1,240,313
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,500,000	1,560,000
Western Gas Partners LP:
3.1% 2/1/25	745,000	743,212
3.95% 6/1/25	190,000	189,050
4% 7/1/22	185,000	190,916
4.05% 2/1/30	1,265,000	1,280,977
4.65% 7/1/26	2,500,000	2,556,250
5.25% 2/1/50	120,000	118,500
5.3% 3/1/48	360,000	321,592
		56,769,257
Environmental - 0.2%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	900,000	901,692
Food/Beverage/Tobacco - 5.8%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	970,000	1,035,475
ESAL GmbH 6.25% 2/5/23 (a)	415,000	419,358
H.J. Heinz Co.:
3.875% 5/15/27 (a)	820,000	883,128
4.25% 3/1/31 (a)	775,000	855,323
5% 7/15/35	2,000,000	2,342,684
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	4,315,000	4,428,269
5.875% 7/15/24 (a)	2,340,000	2,388,263
6.75% 2/15/28 (a)	1,245,000	1,391,288
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,525,000	2,783,813
6.5% 4/15/29 (a)	3,890,000	4,405,425
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	1,220,000	1,370,975
Post Holdings, Inc.:
4.625% 4/15/30 (a)	2,135,000	2,247,088
5% 8/15/26 (a)	135,000	141,475
5.5% 12/15/29 (a)	590,000	647,496
5.625% 1/15/28 (a)	405,000	442,584
U.S. Foods, Inc. 6.25% 4/15/25 (a)	650,000	697,125
		26,479,769
Gaming - 3.3%
Colt Merger Sub, Inc. 6.25% 7/1/25 (a)	1,515,000	1,586,205
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,071,715
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,225,000	1,240,417
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,432,000
4.5% 1/15/28	1,525,000	1,551,688
4.625% 6/15/25 (a)	245,000	257,554
5.75% 2/1/27	270,000	292,275
MGM Mirage, Inc. 5.75% 6/15/25	866,000	894,145
Scientific Games Corp. 5% 10/15/25 (a)	790,000	783,088
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	445,000	432,763
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	1,565,000	1,393,711
5.5% 3/1/25 (a)	900,000	846,000
Wynn Macau Ltd. 4.875% 10/1/24 (a)	830,000	823,256
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (a)	380,000	363,850
		14,968,667
Healthcare - 10.5%
Centene Corp.:
4.25% 12/15/27	3,635,000	3,862,188
5.25% 4/1/25 (a)	500,000	520,000
5.375% 6/1/26 (a)	1,820,000	1,946,326
5.375% 8/15/26 (a)	6,205,000	6,639,350
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	90,000	95,175
5.5% 4/1/26 (a)	1,675,000	1,769,219
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,213,176
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	510,000	542,666
HCA Holdings, Inc.:
3.5% 9/1/30	2,000,000	2,101,678
5.375% 2/1/25	2,425,000	2,734,188
5.875% 2/15/26	1,600,000	1,872,480
Hologic, Inc.:
4.375% 10/15/25 (a)	1,530,000	1,568,250
4.625% 2/1/28 (a)	1,650,000	1,765,500
IMS Health, Inc.:
5% 10/15/26 (a)	2,250,000	2,373,705
5% 5/15/27 (a)	820,000	875,094
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,455,000	1,527,750
6.375% 3/1/24	880,000	907,500
Service Corp. International 5.125% 6/1/29	1,425,000	1,574,625
Teleflex, Inc.:
4.25% 6/1/28 (a)	235,000	251,744
4.875% 6/1/26	1,955,000	2,052,750
Tenet Healthcare Corp.:
4.625% 7/15/24	2,520,000	2,576,700
4.875% 1/1/26 (a)	595,000	622,346
5.125% 5/1/25	1,200,000	1,234,464
5.125% 11/1/27 (a)	1,200,000	1,275,000
6.25% 2/1/27 (a)	925,000	982,544
7.5% 4/1/25 (a)	1,605,000	1,775,531
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	3,040,000	3,176,739
		47,836,688
Homebuilders/Real Estate - 1.2%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,358,544
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	423,500
VICI Properties, Inc.:
3.5% 2/15/25 (a)	470,000	475,875
4.25% 12/1/26 (a)	2,210,000	2,276,300
4.625% 12/1/29 (a)	925,000	973,563
		5,507,782
Hotels - 0.7%
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	945,000	954,450
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	762,188
4.875% 4/1/27	445,000	462,244
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,040,400
		3,219,282
Leisure - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	375,000	401,651
Metals/Mining - 1.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	15,000	16,322
Freeport-McMoRan, Inc.:
3.55% 3/1/22	248,000	257,315
4.55% 11/14/24	340,000	370,600
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,120,000	1,114,960
6.5% 5/1/25 (a)	430,000	455,800
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,460,000	2,447,700
		4,662,697
Restaurants - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,325,000	1,351,500
4.375% 1/15/28 (a)	1,035,000	1,076,535
5.75% 4/15/25 (a)	285,000	304,919
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,300,000	1,331,590
Yum! Brands, Inc. 7.75% 4/1/25 (a)	1,300,000	1,459,250
		5,523,794
Services - 3.4%
Aramark Services, Inc.:
4.75% 6/1/26	2,570,000	2,557,150
5% 2/1/28 (a)	1,685,000	1,695,531
6.375% 5/1/25 (a)	4,550,000	4,806,302
ASGN, Inc. 4.625% 5/15/28 (a)	1,900,000	1,942,750
CDK Global, Inc.:
4.875% 6/1/27	2,505,000	2,677,194
5.25% 5/15/29 (a)	140,000	153,307
CoreCivic, Inc.:
4.625% 5/1/23	145,000	141,013
5% 10/15/22	530,000	520,063
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,030,000	996,525
		15,489,835
Super Retail - 0.1%
The William Carter Co. 5.625% 3/15/27 (a)	465,000	495,225
Technology - 5.0%
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	1,300,000	1,390,480
Entegris, Inc.:
4.375% 4/15/28 (a)	715,000	753,224
4.625% 2/10/26 (a)	1,400,000	1,453,032
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,468,125
Gartner, Inc.:
4.5% 7/1/28 (a)	660,000	693,000
5.125% 4/1/25 (a)	390,000	403,178
Nortonlifelock, Inc. 5% 4/15/25 (a)	4,335,000	4,452,955
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,594,044
Open Text Corp.:
3.875% 2/15/28 (a)	655,000	684,272
5.875% 6/1/26 (a)	1,015,000	1,078,133
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	130,000	136,500
Qorvo, Inc.:
4.375% 10/15/29 (a)	500,000	538,280
5.5% 7/15/26	1,330,000	1,427,476
Science Applications International Corp. 4.875% 4/1/28 (a)	150,000	157,125
Sensata Technologies BV 5% 10/1/25 (a)	915,000	988,200
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,044,365
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,020,000	2,171,500
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,265,000	2,309,598
		22,743,487
Telecommunications - 13.1%
Altice Financing SA:
5% 1/15/28 (a)	340,000	349,027
7.5% 5/15/26 (a)	433,000	465,583
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,510,000	1,612,378
7.5% 10/15/26 (a)	3,575,000	3,807,375
Century Telephone Enterprises, Inc. 6.875% 1/15/28	60,000	65,367
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,585,000	2,711,019
5.625% 4/1/25	640,000	683,200
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	2,010,000	2,052,713
Level 3 Financing, Inc.:
4.25% 7/1/28 (a)	1,445,000	1,506,413
4.625% 9/15/27 (a)	4,200,000	4,415,250
5.25% 3/15/26	1,186,000	1,238,741
5.375% 5/1/25	900,000	929,250
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,000,000	1,048,656
6% 3/15/25 (a)	1,950,000	2,006,063
6.625% 10/15/26 (a)	3,125,000	3,406,250
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,100,000	3,239,500
10.875% 10/15/25 (a)	80,000	85,768
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,905,000	3,030,903
SBA Communications Corp. 4.875% 9/1/24	1,500,000	1,541,250
SFR Group SA 7.375% 5/1/26 (a)	1,800,000	1,919,970
Sprint Capital Corp. 6.875% 11/15/28	5,605,000	7,267,978
Sprint Communications, Inc. 6% 11/15/22	965,000	1,043,271
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	2,560,000	2,908,698
3.875% 4/15/30 (a)	1,938,000	2,218,390
4.5% 2/1/26	845,000	870,350
6.375% 3/1/25	985,000	1,011,142
6.5% 1/15/26	10,000	10,542
Telecom Italia Capital SA:
6% 9/30/34	295,000	357,531
6.375% 11/15/33	1,165,000	1,421,719
Telecom Italia SpA 5.303% 5/30/24 (a)	2,540,000	2,838,399
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,360,000
		59,422,696
Utilities - 7.8%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	195,000	208,406
5% 9/15/26	1,600,000	1,678,000
5.75% 10/15/25	525,000	560,438
DCP Midstream Operating LP:
5.125% 5/15/29	2,300,000	2,315,226
5.625% 7/15/27	1,035,000	1,073,813
Global Partners LP/GLP Finance Corp. 7% 8/1/27	900,000	870,750
InterGen NV 7% 6/30/23 (a)	1,635,000	1,590,038
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,874,400
4.5% 9/15/27 (a)	255,000	277,313
NRG Energy, Inc.:
5.25% 6/15/29 (a)	625,000	691,044
5.75% 1/15/28	865,000	950,739
6.625% 1/15/27	2,390,000	2,545,350
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,387,152	2,416,992
PG&E Corp. 5.25% 7/1/30	1,240,000	1,289,600
The AES Corp.:
5.125% 9/1/27	1,035,000	1,120,977
5.5% 4/15/25	1,365,000	1,405,950
6% 5/15/26	3,845,000	4,066,088
Vistra Operations Co. LLC:
5% 7/31/27 (a)	4,395,000	4,691,663
5.5% 9/1/26 (a)	2,520,000	2,655,450
5.625% 2/15/27 (a)	2,830,000	3,038,033
		35,320,270

TOTAL NONCONVERTIBLE BONDS		427,469,679

TOTAL CORPORATE BONDS
(Cost $413,048,641)		429,223,152

Bank Loan Obligations - 0.9%
Technology - 0.4%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (b)(c)(e)	1,860,000	1,859,312
Telecommunications - 0.5%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(e)	1,175,000	1,181,792
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (b)(c)(e)	100,000	100,611
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (b)(c)(e)(f)	796,736	810,018

TOTAL TELECOMMUNICATIONS		2,092,421

TOTAL BANK LOAN OBLIGATIONS
(Cost $3,909,800)		3,951,733

Preferred Securities - 0.3%
Energy - 0.3%
MPLX LP 6.875% (b)(g)
(Cost $1,712,713)	1,700,000	1,489,090
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.14% (h)
(Cost $17,577,043)	17,573,529	17,578,801
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $436,248,197)		452,242,776
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,770,895
NET ASSETS - 100%		$455,013,671

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,316,243 or 56.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $398,368 and $405,009, respectively.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,585
Total	$9,585

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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